State Street US Core Equity Fund Expense Example - State Street US Core Equity Fund - State Street US Core Equity Fund	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 13
Expense Example, with Redemption, 3 Years	42
Expense Example, with Redemption, 5 Years	73
Expense Example, with Redemption, 10 Years	$ 166